UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Select Growth Fund

April 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Select Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2021 to April 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

Delaware Select Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/21	4/30/22	Expense Ratio	11/1/21 to 4/30/22*
Actual Fund return†
Class A	$1,000.00	$592.80	1.20%	$4.74
Class C	1,000.00	590.90	1.95%	7.69
Class R	1,000.00	591.90	1.45%	5.72
Institutional Class	1,000.00	593.60	0.95%	3.75
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.84	1.20%	$6.01
Class C	1,000.00	1,015.12	1.95%	9.74
Class R	1,000.00	1,017.60	1.45%	7.25
Institutional Class	1,000.00	1,020.08	0.95%	4.76

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10
equity holdings
Delaware Select Growth Fund	As of April 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks ◆	98.81%
Communication Services	2.41%
Consumer Discretionary	24.46%
Healthcare*	28.73%
Industrials	4.40%
Information Technology*	38.81%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Advertising, Commercial Services, Internet, Semiconductors, Software and Telecommunications. As of April 30, 2022, such amounts, as a percentage of total net assets were 4.10%, 3.42%, 1.58%, 5.66%, 20.51% and 3.54%, respectively. The Healthcare sector consisted of Commercial Services, Healthcare-Products, Internet and Pharmaceuticals. As of April 30, 2022, such amounts, as a percentage of total net assets were 5.70%, 13.42%, 2.68% and 6.93%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Technology sector for financial reporting purposes may exceed 25%.

Security type / sector allocation and top 10
equity holdings
Delaware Select Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Progyny	5.70%
Inspire Medical Systems	4.76%
Bill.com Holdings	4.62%
Microsoft	4.43%
Pacira BioSciences	4.21%
Trade Desk Class A	4.10%
Inari Medical	3.87%
Ulta Beauty	3.85%
Arista Networks	3.54%
Exact Sciences	3.52%

Schedule of investments
Delaware Select Growth Fund	April 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.81% ◆
Communication Services – 2.41%
Alphabet Class A †	494	$1,127,402
Live Nation Entertainment †	33,485	3,511,907
Match Group †	7,587	600,511
		5,239,820
Consumer Discretionary – 24.46%
Amazon.com †	2,226	5,533,013
Chewy Class A †	178,333	5,182,357
Chipotle Mexican Grill †	4,710	6,855,923
Etsy †	24,993	2,329,098
Lululemon Athletica †	16,630	5,897,497
Tesla †	5,678	4,944,175
TopBuild †	37,495	6,791,844
Ulta Beauty †	21,090	8,368,512
YETI Holdings †	148,321	7,248,447
		53,150,866
Healthcare – 28.73%
Align Technology †	9,430	2,733,851
Dexcom †	11,080	4,527,066
Exact Sciences †	138,944	7,648,867
Figs Class A †	372,175	5,828,261
Inari Medical †	104,157	8,405,470
Inspire Medical Systems †	50,275	10,344,584
Pacira BioSciences †	122,551	9,138,628
Progyny †	322,459	12,398,549
Zoetis	7,920	1,403,820
		62,429,096
Industrials – 4.40%
SiteOne Landscape Supply †	41,869	5,904,785
Trex †	62,950	3,663,060
		9,567,845
Information Technology – 38.81%
Advanced Micro Devices †	41,925	3,585,426
Arista Networks †	66,535	7,689,450
Bill.com Holdings †	58,855	10,047,137
Cloudflare Class A †	63,145	5,439,310
Datadog Class A †	42,070	5,081,215
HubSpot †	9,520	3,612,174
Marvell Technology	82,294	4,779,636
Microsoft	34,673	9,622,451

Schedule of investments
Delaware Select Growth Fund

	Number of
	shares	Value (US $)
Common Stocks ◆ (continued)
Information Technology (continued)
NVIDIA	21,173	$3,926,956
Okta †	28,701	3,424,316
ServiceNow †	14,863	7,106,000
Shift4 Payments Class A †	141,545	7,425,451
Snowflake Class A †	21,525	3,690,246
Trade Desk Class A †	151,400	8,920,488
		84,350,256
Total Common Stocks (cost $253,414,380)		214,737,883
Total Value of Securities–98.81%
(cost $253,414,380)		$214,737,883

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Select Growth Fund	April 30, 2022 (Unaudited)

Assets:
Investments, at value*	$214,737,883
Cash	386,810
Receivable for securities sold	2,951,511
Receivable for fund shares sold	415,510
Foreign tax reclaims receivable	45,780
Dividends receivable	2,255
Other assets	2,450
Total Assets	218,542,199
Liabilities:
Payable for securities purchased	524,970
Payable for fund shares redeemed	362,344
Management fees payable to affiliates	123,368
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	65,782
Distribution fees payable to affiliates	46,369
Other accrued expenses	36,820
Accounting and administration expenses payable to non-affiliates	24,042
Audit and tax fees payable	16,073
Custody fees payable	4,658
Dividend disbursing and transfer agent fees and expenses payable to
affiliates	1,903
Accounting and administration expenses payable to affiliates	894
Trustees' fees and expenses payable to affiliates	659
Legal fees payable to affiliates	276
Reports and statements to shareholders expenses payable to affiliates	136
Total Liabilities	1,208,294
Total Net Assets	$217,333,905

Net Assets Consist of:
Paid-in capital	$254,555,092
Total distributable earnings (loss)	(37,221,187)
Total Net Assets	$217,333,905

Statement of assets and liabilities
Delaware Select Growth Fund

Net Asset Value

Class A:
Net assets	$182,142,680
Shares of beneficial interest outstanding, unlimited authorization, no par	7,866,057
Net asset value per share	$23.16
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$24.57

Class C:
Net assets	$2,894,799
Shares of beneficial interest outstanding, unlimited authorization, no par	311,276
Net asset value per share	$9.30

Class R:
Net assets	$1,322,481
Shares of beneficial interest outstanding, unlimited authorization, no par	65,668
Net asset value per share	$20.14

Institutional Class:
Net assets	$30,973,945
Shares of beneficial interest outstanding, unlimited authorization, no par	1,124,816
Net asset value per share	$27.54
____________________
* Investments, at cost	$253,414,380

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Select Growth Fund	Six months ended April 30, 2022 (Unaudited)

Investment Income:
Dividends	$88,961

Expenses:
Management fees	1,151,412
Distribution expenses – Class A	319,490
Distribution expenses – Class C	20,357
Distribution expenses – Class R	6,046
Dividend disbursing and transfer agent fees and expenses	188,067
Registration fees	44,819
Accounting and administration expenses	44,635
Reports and statements to shareholders expenses	38,416
Legal fees	19,950
Audit and tax fees	16,269
Trustees’ fees and expenses	5,800
Custodian fees	5,730
Other	9,660
1,870,651
Less expenses waived	(60,620)
Less expenses paid indirectly	(353)
Total operating expenses	1,809,678
Net Investment Loss	(1,720,717)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,801,045

Net change in unrealized appreciation (depreciation) of:
Investments	(158,137,518)
Foreign currencies	(1,794)
Net change in unrealized appreciation (depreciation)	(158,139,312)
Net Realized and Unrealized Loss	(153,338,267)
Net Decrease in Net Assets Resulting from Operations	$(155,058,984)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Select Growth Fund

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,720,717)	$(4,051,086)
Net realized gain	4,801,045	24,147,979
Net change in unrealized appreciation (depreciation)	(158,139,312)	88,041,066
Net increase (decrease) in net assets resulting from
operations	(155,058,984)	108,137,959

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(16,569,702)	(3,302,845)
Class C	(663,406)	(207,131)
Class R	(191,112)	(36,260)
Institutional Class	(2,718,536)	(539,698)
	(20,142,756)	(4,085,934)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,569,155	17,014,507
Class C	914,796	1,636,637
Class R	845,023	547,420
Institutional Class	2,541,096	15,064,465
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	16,375,800	3,269,270
Class C	663,018	206,892
Class R	191,112	36,257
Institutional Class	2,704,934	537,045
	27,804,934	38,312,493

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,820,011)	$(36,342,300)
Class C	(1,577,687)	(5,211,230)
Class R	(1,710,535)	(503,802)
Institutional Class	(10,499,326)	(17,803,801)
	(31,607,559)	(59,861,133)
Decrease in net assets derived from capital share
transactions	(3,802,625)	(21,548,640)
Net Increase (Decrease) in Net Assets	(179,004,365)	82,503,385

Net Assets:
Beginning of period	396,338,270	313,834,885
End of period	$217,333,905	$396,338,270

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]		Year ended
(Unaudited)		10/31/21	10/31/20		10/31/19		10/31/18		10/31/17
$41.41		$31.03	$33.70		$39.74		$39.46		$37.68

(0.18)		(0.42)	(0.26)		(0.16)		(0.17)		(0.14)
(15.94)		11.20	9.64		3.75		2.69		7.13
(16.12)		10.78	9.38		3.59		2.52		6.99

(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)
(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)

$23.16		$41.41	$31.03		$33.70		$39.74		$39.46

(40.72%	)[4]	34.92%	27.51%		11.42%	[4]	6.84%	[4]	21.43%	[4]

$182,143		$325,157	$256,348		$231,410		$241,009		$237,363
1.20%		1.20%	1.24%		1.25%		1.24%		1.25%
1.24%		1.20%	1.24%		1.25%		1.24%		1.28%
(1.15%	)	(1.09% )	(0.76%	)	(0.48%	)	(0.42%	)	(0.39%	)
(1.19%	)	(1.09% )	(0.76%	)	(0.48%	)	(0.42%	)	(0.42%	)
52%		32%	134%	[5]	48%		51%		35%

Financial highlights
Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]		Year ended
(Unaudited)		10/31/21	10/31/20		10/31/19		10/31/18		10/31/17
$18.10		$13.86	$20.37		$27.92		$28.60		$28.91

(0.12)		(0.31)	(0.29)		(0.25)		(0.33)		(0.30)
(6.55)		4.95	5.83		2.33		1.89		5.20
(6.67)		4.64	5.54		2.08		1.56		4.90

(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)
(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)

$9.30		$18.10	$13.86		$20.37		$27.92		$28.60

(40.91%	)[4]	33.86%	26.55%		10.61%	[4]	6.02%	[4]	20.57%	[4]

$2,895		$5,607	$7,086		$9,578		$13,759		$44,775
1.95%		1.95%	1.99%		2.00%		1.99%		2.00%
1.99%		1.95%	1.99%		2.00%		1.99%		2.03%
(1.90%	)	(1.84% )	(1.51%	)	(1.23%	)	(1.17%	)	(1.14%	)
(1.94%	)	(1.84% )	(1.51%	)	(1.23%	)	(1.17%	)	(1.17%	)
52%		32%	134%	[5]	48%		51%		35%

Financial highlights
Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]		Year ended
(Unaudited)		10/31/21	10/31/20		10/31/19		10/31/18		10/31/17
$36.37		$27.36	$30.90		$37.29		$37.26		$35.94

(0.20)		(0.45)	(0.32)		(0.22)		(0.25)		(0.22)
(13.90)		9.86	8.83		3.46		2.52		6.75
(14.10)		9.41	8.51		3.24		2.27		6.53

(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)
(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)

$20.14		$36.37	$27.36		$30.90		$37.29		$37.26

(40.81%	)[4]	34.59%	27.15%		11.17%	[4]	6.55%	[4]	21.16%	[4]

$1,322		$3,343	$2,447		$2,882		$4,100		$4,913
1.45%		1.45%	1.49%		1.50%		1.49%		1.50%
1.49%		1.45%	1.49%		1.50%		1.49%		1.53%
(1.40%	)	(1.34% )	(1.01%	)	(0.73%	)	(0.67%	)	(0.64%	)
(1.44%	)	(1.34% )	(1.01%	)	(0.73%	)	(0.67%	)	(0.67%	)
52%		32%	134%	[5]	48%		51%		35%

Financial highlights
Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended October 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]		Year ended
(Unaudited)		10/31/21	10/31/20		10/31/19		10/31/18		10/31/17
$48.74		$36.37	$37.81		$43.34		$42.73		$40.27

(0.17)		(0.38)	(0.20)		(0.08)		(0.07)		(0.05)
(18.90)		13.15	10.81		4.18		2.92		7.72
(19.07)		12.77	10.61		4.10		2.85		7.67

(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)
(2.13)		(0.40)	(12.05)		(9.63)		(2.24)		(5.21)

$27.54		$48.74	$36.37		$37.81		$43.34		$42.73

(40.64%	)[4]	35.27%	27.78%		11.71%	[4]	7.10%	[4]	21.76%	[4]

$30,974		$62,231	$47,954		$45,718		$50,287		$103,570
0.95%		0.95%	0.99%		1.00%		0.99%		1.00%
0.99%		0.95%	0.99%		1.00%		0.99%		1.03%
(0.90%	)	(0.84% )	(0.51%	)	(0.23%	)	(0.17%	)	(0.14%	)
(0.94%	)	(0.84% )	(0.51%	)	(0.23%	)	(0.17%	)	(0.17%	)
52%		32%	134%	[5]	48%		51%		35%

Notes to financial statements
Delaware Select Growth Fund	April 30, 2022 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2022, and for all open tax years (years ended October 31, 2018 –October 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2022, the Fund earned $353 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from

MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from February 25, 2022 through February 28, 2023.* Prior to February 25, 2022, the expense waiver was 0.99% of the Fund's average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2022, the Fund was charged $8,118 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2022, the Fund was charged $14,026 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily

Notes to financial statements
Delaware Select Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2022, the Fund was charged $5,858 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2022, DDLP earned $4,436 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2022, DDLP received gross CDSC commissions of $1 and $83 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2022 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/ or common officers. At its regularly scheduled meetings, the Board reviews report related to the Fund’s compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2022, the Fund engaged in Rule 17a-7 securities purchases and sales of $11,905,230 and $6,770,300, respectively.

3. Investments

For the six months ended April 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$163,483,472
Sales	192,115,312

At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$253,414,380
Aggregate unrealized appreciation of investments	$11,716,075
Aggregate unrealized depreciation of investments	(50,392,572)
Net unrealized depreciation of investments	$(38,676,497)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Select Growth Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$214,737,883

During the six months ended April 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, or end of the period in relation to the Fund's net assets. During the six months ended April 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/22	10/31/21
Shares sold:
Class A	117,266	453,063
Class C	67,580	96,483
Class R	34,043	16,710
Institutional Class	65,422	342,767

Shares issued upon reinvestment of dividends and distributions:
Class A	465,883	89,938
Class C	46,823	12,931
Class R	6,245	1,133
Institutional Class	64,789	12,580
	868,051	1,025,605

Shares redeemed:
Class A	(569,150)	(953,247)
Class C	(112,843)	(311,147)
Class R	(66,546)	(15,366)
Institutional Class	(282,132)	(397,122)
	(1,030,671)	(1,676,882)
Net decrease	(162,620)	(651,277)

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2022 and the year ended October 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/22	4,671	6,077	2,459	3,961	$261,533
Year ended
10/31/21	8,100	57,045	25,074	6,889	1,246,348

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of April 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must

Notes to financial statements
Delaware Select Growth Fund

6. Securities Lending (continued)

return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2022, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund's performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A,

Notes to financial statements
Delaware Select Growth Fund

7. Credit and Market Risk (continued)

which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2022, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

About the organization

Board of trustees
Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. Joseph W. Chow Private Investor H. Jeffrey Dobbs Former Global Sector Chairman Industrial Manufacturing, KPMG, LLP	John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics	Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2022